As Filed With the Securities and Exchange Commission on April 26, 1999
                                                              File No. 333-32231
                                                                       811-08303
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                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                               -----------------------

                                      FORM N-1A

        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             [ ]
                          POST-EFFECTIVE AMENDMENT NO. 3                    [X]

                                      and

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [ ]
                               AMENDMENT NO. 5                              [X]



               MORGAN STANLEY DEAN WITTER STRATEGIC ADVISER FUND, INC.
                 ---------------------------------------------------
                  (Exact Name of Registrant as Specified in Charter)

                             1221 Avenue of the Americas
                              New York, New York 10020
                 --------------------------------------------------
                 (Address of Principal Executive Offices) (Zip Code)

          Registrant's Telephone Number, including Area Code: (800) 548-7786

                             Harold J. Schaaff, Jr., Esq.
                Morgan Stanley Dean Witter Investment Management Inc.
               1221 Avenue of the Americas, New York, New York 10020
               -----------------------------------------------------
                       (Name and Address of Agent for Service)

                                       Copy to:
Michael F. Klein, Esq.                            Richard W. Grant, Esq.
Morgan Stanley Dean Witter Investment             Morgan, Lewis & Bockius LLP
  Management Inc.                                 1701 Market Street
1221 Avenue of the Americas                       Philadelphia, PA  19103
New York, NY 10020



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It is proposed that this filing will become effective (check appropriate box)

          immediately upon filing pursuant to paragraph (b)
     ---
      X   on May 1, 1999 pursuant to paragraph (b)(1)(iii)
     ---
          60 days after filing pursuant to paragraph (a)(1)
     ---
          75 days after filing pursuant to paragraph (a)(2)
     ---
          on [ date]  pursuant to paragraph (a) of Rule 485.
     ---

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

     The Fund's Prospectuses relating to all Portfolios of the Fund are hereby incorporated by reference to Post-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001047469-99-007658) on February 26, 1999.


     The Fund's Statement of Additional Information relating to all Portfolios of the Fund is hereby incorporated by reference to Post-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission via EDGAR (Accession No.
0001047469-99-007658) on February 26, 1999.


     The Fund's Part C is hereby incorporated by reference to Post-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001047469-99-007658) on February 26, 1999.

                                     SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment pursuant to Rule 485(b) under the 1933 Act and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York on April 23, 1999.


                         MORGAN STANLEY DEAN WITTER STRATEGIC ADVISER FUND, INC.


                         By:  /s/ Michael F. Klein
                              --------------------
                              Michael F. Klein
                              President and Director

     Pursuant to the requirements of the 1933 Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                       Title                       Date
----------------------------    -------------------------   --------------------


/s/ Michael F. Klein            Director, President         April 23, 1999
----------------------------    (Principal Executive
Michael F. Klein                Officer)

*/s/ Barton M. Biggs            Director (Chairman)         April 23, 1999
----------------------------
Barton M. Biggs

*/s/ John D. Barrett II         Director                    April 23, 1999
----------------------------
John D. Barrett II

*/s/ Gerard E. Jones            Director                    April 23, 1999
----------------------------
Gerard E. Jones

*/s/ Andrew McNally IV          Director                    April 23, 1999
----------------------------
Andrew McNally IV

*/s/ Samuel T. Reeves           Director                    April 23, 1999
----------------------------
Samuel T. Reeves

*/s/ Fergus Reid                Director                    April 23, 1999
----------------------------
Fergus Reid

*/s/ Frederick O. Robertshaw    Director                    April 23, 1999
----------------------------
Frederick O. Robertshaw

/s/ Joanna M. Haigney           Treasurer                   April 23, 1999
----------------------------
Joanna M. Haigney


*By: /s/ Michael F. Klein
     --------------------
     Michael F. Klein
     Attorney-In-Fact